UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio	44333-8334
(Address of principal executive offices)	(Zip code)

Charles A. Kiraly

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-462-5386

Date of fiscal year end:	10/31

Date of reporting period:	1/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

White Oak Select Growth Fund
Schedule of Investments
As of January 31, 2019 (Unaudited)

COMMON STOCKS - 95.54%	Shares	Fair Value
COMMUNICATION SERVICES - 11.43%
Interactive Media & Services - 11.43%
Alphabet, Inc. - Class A (a)	12,680	$14,276,285
Alphabet, Inc. - Class C (a)	16,495	18,414,523
Facebook, Inc. - Class A (a)	40,600	6,767,614
		39,458,422
CONSUMER DISCRETIONARY - 12.53%
Internet & Direct Marketing Retail - 9.56%
Amazon.com, Inc. (a)	19,205	33,008,210

Specialty Retail - 2.97%
Lowe's Companies, Inc.	106,500	10,241,040

CONSUMER STAPLES - 2.36%
Beverages - 2.36%
PepsiCo, Inc.	72,400	8,157,308

FINANCIALS - 23.37%
Capital Markets - 9.48%
Charles Schwab Corporation (The) (b)	454,100	21,238,257
State Street Corporation	162,200	11,499,980
		32,738,237
Commercial Banks - 10.89%
CIT Group, Inc. (b)	198,400	9,164,096
TCF Financial Corporation	565,000	12,520,400
U.S. Bancorp(b)	311,000	15,910,760
		37,595,256
Diversified Financial Services - 0.51%
JPMorgan Chase & Company	17,000	1,759,500

Insurance - 2.49%
Chubb Ltd. (b)	64,600	8,595,030

HEALTH CARE - 18.46%
Biotechnology - 8.70%
Amgen, Inc. (b)	108,000	20,207,880

Gilead Sciences, Inc.	140,500	9,836,405
		30,044,285
Health Care Providers & Services - 1.44%
Cigna Corporation	24,827	4,960,643

Pharmaceuticals - 8.32%
Novartis AG - ADR (b)	79,600	6,966,592
Pfizer, Inc.	377,000	16,003,650
Teva Pharmaceutical Industries Ltd. - ADR	290,000	5,756,500
		28,726,742
INFORMATION TECHNOLOGY - 27.39%
Communications Equipment - 9.18%
Cisco Systems, Inc.	542,000	25,631,180
QUALCOMM, Inc. (b)	122,300	6,056,296
		31,687,476
Internet Software & Services - 1.37%
Salesforce.com, Inc. (a) (b)	31,100	4,726,267

IT Services - 5.17%
Cognizant Technology Solutions Corporation - Class A	134,700	9,385,896
International Business Machines Corporation (IBM)	62,900	8,455,018
		17,840,914
Semiconductors & Semiconductor Equipment - 11.67%
KLA-Tencor Corporation (b)	179,800	19,161,286
Xilinx, Inc. (b)	188,900	21,145,466
		40,306,752

TOTAL COMMON STOCKS (Cost $226,715,827)		329,846,082

SHORT-TERM INVESTMENTS - 15.90%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 4.34%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 1/31/19 and maturing 2/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 3.75% and maturity dates ranging from 11/30/20 to 11/15/43 with a par value of $14,544,610 and a collateral value of $15,290,704.	14,990,876	14,990,876

COLLATERAL FOR SECURITIES LOANED - 11.56%
Mount Vernon Liquid Assets Portfolio, LLC, 2.64%(c)	39,899,682	39,899,682

TOTAL SHORT-TERM INVESTMENTS (Cost $54,890,558)		54,890,558

TOTAL INVESTMENTS- 111.44% (Cost $281,606,385)		384,736,640

Liabilities in Excess of Other Assets - (11.44)%		(39,493,004)

NET ASSETS - 100.00%		$345,243,636

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $39,135,239.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Pin Oak Equity Fund
Schedule of Investments
As of January 31, 2019 (Unaudited)

COMMON STOCKS - 99.53%	Shares	Fair Value
COMMUNICATION SERVICES - 12.17%
Entertainment - 1.91%
Twenty-First Century Fox, Inc. - Class B	96,540	$4,736,253

Interactive Media & Services - 10.26%
Alphabet, Inc. - Class A (a)	4,030	4,537,337
Alphabet, Inc. - Class C (a)	12,089	13,495,797
IAC/InterActiveCorp (a) (b)	34,956	7,385,503
		25,418,637
CONSUMER DISCRETIONARY - 11.02%
Auto Components - 2.50%
Gentex Corporation (b)	292,500	6,195,150

Diversified Consumer Services - 2.11%
H&R Block, Inc. (b)	222,000	5,236,980

Internet & Direct Marketing Retail - 6.41%
Amazon.com, Inc. (a)	5,120	8,799,898
eBay, Inc. (a)	210,500	7,083,325
		15,883,223
CONSUMER STAPLES - 4.57%
Beverages - 4.57%
PepsiCo, Inc.	100,600	11,334,602

ENERGY - 5.81%
Oil, Gas & Consumable Fuels - 5.81%
Royal Dutch Shell plc - Class A - ADR	74,800	4,617,404
Valero Energy Corporation	111,200	9,765,584
		14,382,988
FINANCIALS - 30.83%
Capital Markets - 11.02%
Bank of New York Mellon Corporation (The) (b)	275,500	14,414,160
Charles Schwab Corporation (The) (b)	275,351	12,878,166
		27,292,326
Commercial Banks - 9.43%
CIT Group, Inc. (b)	133,600	6,170,984

Great Southern Bancorp, Inc.	28,010	1,494,053
International Bancshares Corporation	62,735	2,225,211
SunTrust Banks, Inc. (b)	140,000	8,318,800
Wells Fargo & Company	105,400	5,155,114
		23,364,162
Consumer Finance - 5.02%
Capital One Financial Corporation	98,400	7,930,056
Synchrony Financial	150,300	4,515,012
		12,445,068
Insurance - 5.36%
Assurant, Inc.	38,900	3,749,571
Everest Re Group Ltd. (b)	10,600	2,321,930
Travelers Companies, Inc. (The)	57,400	7,205,996
		13,277,497
HEALTH CARE - 15.97%
Biotechnology - 3.19%
Amgen, Inc.	8,500	1,590,435
Biogen, Inc. (a)	7,100	2,369,838
Celgene Corporation (a)	21,200	1,875,352
Gilead Sciences, Inc.	29,500	2,065,295
		7,900,920
Health Care Providers & Services - 4.48%
DaVita, Inc. (a) (b)	114,300	6,415,659
McKesson Corporation	36,500	4,681,125
		11,096,784
Pharmaceuticals - 8.30%
GlaxoSmithKline plc - ADR (b)	262,800	10,301,760
Roche Holding AG - ADR	177,000	5,894,100
Teva Pharmaceutical Industries Ltd. - ADR	220,000	4,367,000
		20,562,860
INDUSTRIALS - 0.13%
Electrical Equipment - 0.13%
Generac Holdings, Inc. (a)	5,920	313,346

INFORMATION TECHNOLOGY - 17.81%
IT Services - 9.44%
Amdocs Ltd.	112,672	6,296,111
Paychex, Inc. (b)	173,649	12,294,349
Western Union Company (The) (b)	263,000	4,799,750
		23,390,210

Semiconductors & Semiconductor Equipment - 8.37%
KLA-Tencor Corporation	97,700	10,411,889
Xilinx, Inc.	92,300	10,332,062
		20,743,951
MATERIALS - 1.22%
Metals & Mining - 1.22%
Teck Resources Limited - Class B	123,814	3,016,109

TOTAL COMMON STOCKS (Cost $192,858,863)		246,591,066

SHORT-TERM INVESTMENTS – 24.27%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 0.49%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 1/31/19 and maturing 2/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 3.75% and maturity dates ranging from 11/30/20 to 11/15/43 with a par value of $1,178,631 and a collateral value of $1,239,091.	1,214,794	1,214,794

COLLATERAL FOR SECURITIES LOANED – 23.78%
Mount Vernon Liquid Assets Portfolio, LLC, 2.64%(c)	58,927,007	58,927,007

TOTAL SHORT-TERM INVESTMENTS (Cost $60,141,801)		60,141,801

TOTAL INVESTMENTS- 123.80% (Cost $253,000,664)		306,732,867

Liabilities in Excess of Other Assets - (23.80)%		(58,968,681)

NET ASSETS - 100.00%		$247,764,186

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $56,666,495.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Rock Oak Core Growth Fund
Schedule of Investments
As of January 31, 2019 (Unaudited)

COMMON STOCKS - 90.44%	Shares	Fair Value
COMMUNICATION SERVICES - 13.10%
Entertainment - 2.06%
Netflix, Inc. (a)	1,100	$373,450

Interactive Media & Services - 6.96%
Alphabet, Inc. - Class C (a)	530	591,676
Tencent Holdings Ltd. - ADR	14,970	667,812
		1,259,488
Internet Software & Services - 4.08%
Baidu, Inc. - ADR (a)	4,285	739,719

CONSUMER DISCRETIONARY - 9.74%
Diversified Consumer Services - 3.80%
TAL Education Group - ADR (a)	22,170	687,935

Hotels, Restaurants & Leisure - 2.38%
Wyndham Destinations, Inc.	3,845	162,028
Wyndham Hotels & Resorts, Inc.	5,505	270,241
		432,269
Internet & Direct Marketing Retail - 3.56%
Amazon.com, Inc. (a)	375	644,524

CONSUMER STAPLES - 3.17%
Beverages - 3.17%
Molson Coors Brewing Company - Class B (b)	8,625	574,511

ENERGY - 4.53%
Energy Equipment & Services - 2.14%
National Oilwell Varco, Inc. (b)	13,125	386,925

Oil, Gas & Consumable Fuels - 2.39%
HollyFrontier Corporation	7,685	432,973

FINANCIALS - 5.47%
Commercial Banks - 1.05%
SunTrust Banks, Inc. (b)	3,190	189,550

Consumer Finance - 1.94%
Capital One Financial Corporation	4,360	351,372

Insurance - 2.48%
Hartford Financial Services Group, Inc. (The)	9,565	448,790

HEALTH CARE - 18.63%
Biotechnology - 13.93%
AbbVie, Inc.	6,450	517,870
Amgen, Inc. (b)	3,500	654,885
Biogen, Inc. (a)	2,040	680,911
Gilead Sciences, Inc.	9,550	668,596
		2,522,262
Life Sciences Tools & Services - 2.16%
Illumina, Inc. (a)	1,400	391,706

Pharmaceuticals - 2.54%
Jazz Pharmaceuticals plc (a)	3,655	460,128

INFORMATION TECHNOLOGY - 35.80%
Communications Equipment - 4.76%
F5 Networks, Inc. (a) (b)	2,820	453,879
Ubiquiti Networks, Inc. (b)	3,765	407,411
		861,290
Internet Software & Services - 3.48%
iQIYI, Inc. - ADR (a) (b)	13,155	264,678
Salesforce.com, Inc. (a) (b)	2,405	365,488
		630,166
IT Services - 8.20%
Cognizant Technology Solutions Corporation - Class A	9,480	660,567
DXC Technology Company	6,970	446,916
Perspecta, Inc.	18,855	378,043
		1,485,526
Semiconductors & Semiconductor Equipment - 3.97%
KLA-Tencor Corporation (b)	6,740	718,282

Software - 8.76%
Check Point Software Technologies Ltd. (a)	5,365	600,451
RealPage, Inc. (a) (b)	3,625	202,166
Red Hat, Inc. (a)	3,305	587,761
Ultimate Software Group, Inc. (The) (a)	720	196,611
		1,586,989
Technology Hardware, Storage & Peripherals - 6.63%
NetApp, Inc.	5,805	370,185
Seagate Technology plc (b)	11,420	505,677
Western Digital Corporation (b)	7,220	324,828
		1,200,690

TOTAL COMMON STOCKS (Cost $13,876,551)		16,378,545

SHORT-TERM INVESTMENTS - 36.43%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 9.52%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 1/31/19 and maturing 2/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 3.75% and maturity dates ranging from 11/30/20 to 11/15/43 with a par value of $1,671,996 and a collateral value of $1,757,764.	1,723,297	1,723,297

COLLATERAL FOR SECURITIES LOANED – 26.91%
Mount Vernon Liquid Assets Portfolio, LLC, 2.64%(c)	4,873,466	4,873,466

TOTAL SHORT-TERM INVESTMENTS (Cost $6,596,763)		6,596,763

TOTAL INVESTMENTS- 126.87% (Cost $20,473,314)		22,975,308

Liabilities in Excess of Other Assets - (26.87)%		(4,866,729)

NET ASSETS - 100.00%		$18,108,579

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,823,672.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

River Oak Discovery Fund
Schedule of Investments
As of January 31, 2019 (Unaudited)

COMMON STOCKS - 89.66%	Shares	Fair Value
COMMUNICATION SERVICES - 1.46%
Interactive Media & Services - 1.46%
QuinStreet, Inc. (a)	9,100	$173,264

CONSUMER DISCRETIONARY - 9.93%
Diversified Consumer Services - 5.41%
Adtalem Global Education, Inc. (a) (b)	7,030	343,767
American Public Education, Inc. (a)	10,000	295,900
		639,667
Leisure Products - 1.95%
Nautilus, Inc. (a)	30,825	231,496

Specialty Retail - 2.57%
Aaron's, Inc.	6,070	303,864

CONSUMER STAPLES - 3.74%
Beverages - 3.74%
Boston Beer Company, Inc. (The) - Class A (a)	1,775	442,259

FINANCIALS - 13.70%
Capital Markets - 2.56%
AllianceBernstein Holding, L.P.	9,935	302,918

Commercial Banks - 1.87%
Union Bankshares Corporation (b)	7,005	221,078

Insurance - 5.62%
Assurant, Inc.	3,680	354,715
CNO Financial Group, Inc.	17,335	309,950
		664,665
Thrifts & Mortgage Finance - 3.65%
Dime Community Bancshares, Inc.	21,870	431,276

HEALTH CARE - 14.21%
Biotechnology - 6.93%
Eagle Pharmaceuticals, Inc. (a) (b)	7,725	326,458

United Therapeutics Corporation (a)	4,275	493,036
		819,494
Health Care Providers & Services - 2.52%
Magellan Health, Inc. (a)	4,575	298,107

Health Care Technology - 1.59%
NextGen Healthcare, Inc. (a)	10,650	188,292

Pharmaceuticals - 3.17%
Innoviva, Inc. (a)	21,895	374,405

INDUSTRIALS - 4.79%
Machinery - 1.56%
Kadant, Inc.	2,160	184,248

Professional Services - 3.23%
Barrett Business Services, Inc.	6,101	382,228

INFORMATION TECHNOLOGY - 37.44%
Electronic Equipment, Instruments & Components - 8.63%
Hollysys Automation Technologies Limited	15,500	319,610
KEMET Corporation (b)	23,135	409,952
SYNNEX Corporation (b)	3,002	290,474
		1,020,036
Semiconductors & Semiconductor Equipment - 21.02%
Advanced Energy Industries, Inc. (a)	8,570	439,555
Cirrus Logic, Inc. (a) (b)	9,995	371,314
Cohu, Inc.	13,155	230,739
Kulicke & Soffa Industries, Inc. (b)	25,285	569,671
Silicon Motion Technology Corporation - ADR	10,095	393,402
SolarEdge Technologies, Inc. (a) (b)	10,995	481,471
		2,486,152
Software - 7.79%
FireEye, Inc. (a)	23,005	406,728
Paylocity Holding Corporation (a) (b)	2,040	144,901
Verint Systems, Inc. (a) (b)	3,720	179,937
Workiva, Inc. (a)	4,530	189,807
		921,373

MATERIALS - 4.39%
Paper & Forest Products - 4.39%
Mercer International, Inc.	35,145	519,092

TOTAL COMMON STOCKS (Cost $8,375,329)		10,603,914

SHORT-TERM INVESTMENTS - 35.96%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 10.37%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 1/31/19 and maturing 2/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 3.75% and maturity dates ranging from 11/30/20 to 11/15/43 with a par value of $1,190,399 and a collateral value of $1,251,462.	1,226,923	1,226,923

COLLATERAL FOR SECURITIES LOANED - 25.59%
Mount Vernon Liquid Assets Portfolio, LLC, 2.64%(c)	3,026,190	3,026,190

TOTAL SHORT-TERM INVESTMENTS (Cost $4,253,113)		4,253,113

TOTAL INVESTMENTS- 125.62% (Cost $12,628,442)		14,857,027

Liabilities in Excess of Other Assets - (25.62)%		(3,030,214)

NET ASSETS - 100.00%		$11,826,813

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,908,651.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Red Oak Technology Select Fund
Schedule of Investments
As of January 31, 2019 (Unaudited)

COMMON STOCKS - 97.43%	Shares	Fair Value
COMMUNICATION SERVICES - 16.02%
Interactive Media & Services - 16.02%
Alphabet, Inc. - Class A (a)	18,300	$20,603,787
Alphabet, Inc. - Class C (a)	26,276	29,333,738
Facebook, Inc. - Class A (a) (b)	143,225	23,874,176
IAC/InterActiveCorp (a) (b)	81,900	17,303,832
		91,115,533
CONSUMER DISCRETIONARY - 6.65%
Internet & Direct Marketing Retail - 6.65%
Amazon.com, Inc. (a)	15,400	26,468,442
eBay, Inc. (a)	336,300	11,316,495
		37,784,937
INFORMATION TECHNOLOGY - 74.76%
Communications Equipment - 8.40%
Cisco Systems, Inc.	598,000	28,279,420
Juniper Networks, Inc.	447,000	11,595,180
QUALCOMM, Inc. (b)	159,000	7,873,680
		47,748,280
Electronic Equipment, Instruments & Components - 1.43%
Corning, Inc.	245,000	8,148,700

IT Services - 10.40%
Accenture plc - Class A (b)	78,300	12,022,965
Akamai Technologies, Inc. (a)	136,200	8,866,620
Alliance Data Systems Corporation (b)	41,500	7,369,985
DXC Technology Company	90,300	5,790,036
International Business Machines Corporation (IBM)	80,900	10,874,578
Total System Services, Inc.	158,200	14,176,302
		59,100,486
Semiconductors & Semiconductor Equipment - 14.34%
Intel Corporation	557,800	26,283,536
KLA-Tencor Corporation (b)	215,400	22,955,178
NXP Semiconductors N.V.	21,000	1,827,630
Skyworks Solutions, Inc. (b)	113,970	8,324,369
Xilinx, Inc.	197,800	22,141,732
		81,532,445

Software - 25.18%
Check Point Software Technologies Ltd. (a)	169,700	18,992,824
Citrix Systems, Inc. (b)	93,200	9,556,728
Dell Technologies, Inc. (a)	4,960	241,006
Microsoft Corporation	280,200	29,261,286
Oracle Corporation (b)	473,100	23,763,813
Red Hat, Inc. (a)	142,200	25,288,848
Synopsys, Inc. (a)	159,000	14,842,650
VMware, Inc. - Class A (b)	140,600	21,240,442
		143,187,597
Technology Hardware, Storage & Peripherals - 15.01%
Apple, Inc.	161,720	26,916,677
Hewlett Packard Enterprise Company (b)	481,500	7,506,585
HP, Inc.	480,500	10,585,415
NetApp, Inc.	259,500	16,548,315
Seagate Technology plc (b)	329,400	14,585,832
Western Digital Corporation (b)	204,600	9,204,954
		85,347,778

TOTAL COMMON STOCKS (Cost $386,299,815)		553,965,756

SHORT-TERM INVESTMENTS – 23.37%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 2.53%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 1/31/19 and maturing 2/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 3.75% and maturity dates ranging from 11/30/20 to 11/15/43 with a par value of $13,966,961 and a collateral value of $14,683,423.	14,395,503	14,395,503

COLLATERAL FOR SECURITIES LOANED – 20.84%
Mount Vernon Liquid Assets Portfolio, LLC, 2.64%(c)	118,504,383	118,504,383

TOTAL SHORT-TERM INVESTMENTS (Cost $132,899,886)		132,899,886

TOTAL INVESTMENTS- 120.80% (Cost $519,199,701)	686,865,642

Liabilities in Excess of Other Assets - (20.80)%	(118,257,512)

NET ASSETS - 100.00%	$568,608,130

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $116,941,539.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Black Oak Emerging Technology Fund
Schedule of Investments
As of January 31, 2019 (Unaudited)

COMMON STOCKS - 98.98%	Shares	Fair Value
COMMUNICATION SERVICES - 12.86%
Interactive Media & Services - 8.79%
Facebook, Inc. - Class A (a)	5,525	$920,962
QuinStreet, Inc. (a) (b)	35,935	684,202
Tencent Holdings Ltd. - ADR (b)	32,245	1,438,450
		3,043,614
Internet Software & Services - 4.07%
Baidu, Inc. - ADR (a)	8,150	1,406,935

FINANCIALS - 2.47%
Capital Markets - 2.47%
Blucora, Inc. (a)	28,975	855,052

HEALTH CARE - 5.64%
Health Care Technology - 1.89%
NextGen Healthcare, Inc. (a)	37,045	654,955

Life Sciences Tools & Services - 3.75%
Illumina, Inc. (a) (b)	4,635	1,296,827

INFORMATION TECHNOLOGY - 78.01%
Communications Equipment - 12.80%
F5 Networks, Inc. (a) (b)	7,570	1,218,392
Palo Alto Networks, Inc. (a) (b)	5,900	1,267,438
QUALCOMM, Inc. (b)	18,620	922,062
Ubiquiti Networks, Inc. (b)	9,445	1,022,043
		4,429,935
Electronic Equipment, Instruments & Components - 5.10%
Hollysys Automation Technologies Limited	34,535	712,112
KEMET Corporation (b)	20,000	354,400
SYNNEX Corporation	7,205	697,156
		1,763,668
Internet Software & Services - 4.22%
iQIYI, Inc. - ADR (a) (b)	21,150	425,538
Salesforce.com, Inc. (a) (b)	6,800	1,033,396
		1,458,934

IT Services - 9.42%
Cognizant Technology Solutions Corporation - Class A	9,600	668,928
CSG Systems International, Inc.	5,255	190,178
DXC Technology Company	16,765	1,074,972
Perficient, Inc. (a) (b)	29,165	743,999
Perspecta, Inc.	9,975	199,999
Science Applications International Corporation (b)	5,665	380,348
		3,258,424
Semiconductors & Semiconductor Equipment - 17.26%
Advanced Energy Industries, Inc. (a)	13,560	695,492
Cirrus Logic, Inc. (a) (b)	26,800	995,620
Cohu, Inc.	16,025	281,079
Diodes, Inc. (a) (b)	16,535	556,072
Kulicke & Soffa Industries, Inc.	31,475	709,132
Lam Research Corporation (b)	7,205	1,221,824
Silicon Motion Technology Corporation - ADR	20,940	816,032
SolarEdge Technologies, Inc. (a)	15,965	699,107
		5,974,358
Software - 16.60%
Citrix Systems, Inc. (b)	12,595	1,291,491
Fortinet, Inc. (a)	18,440	1,411,951
HubSpot, Inc. (a) (b)	3,250	514,508
LogMeIn, Inc.	1	93
Paylocity Holding Corporation (a) (b)	5,855	415,881
Red Hat, Inc. (a)	4,410	784,274
Ultimate Software Group, Inc. (The) (a)	1,405	383,663
Verint Systems, Inc. (a)	14,335	693,384
Workiva, Inc. (a) (b)	6,000	251,400
		5,746,645
Technology Hardware, Storage & Peripherals - 12.61%
Apple, Inc.	12,000	1,997,280
NetApp, Inc.	25,785	1,644,310
Seagate Technology plc (b)	16,355	724,199
		4,365,789

TOTAL COMMON STOCKS (Cost $23,057,420)		34,255,136

SHORT-TERM INVESTMENTS - 44.33%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 10.81%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 1/31/19 and maturing 2/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 3.75% and maturity dates ranging from 11/30/20 to 11/15/43 with a par value of $3,629,200 and a collateral value of $3,815,366.	3,740,553	3,740,553

COLLATERAL FOR SECURITIES LOANED - 33.52%
Mount Vernon Liquid Assets Portfolio, LLC, 2.64%(c)	11,600,544	11,600,544

TOTAL SHORT-TERM INVESTMENTS (Cost $15,341,097)		15,341,097

TOTAL INVESTMENTS- 143.31% (Cost $38,398,517)		49,596,233

Liabilities in Excess of Other Assets - (43.31)%		(14,987,794)

NET ASSETS - 100.00%		$34,608,439

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $11,443,675.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Live Oak Health Sciences Fund
Schedule of Investments
As of January 31, 2019 (Unaudited)

COMMON STOCKS - 99.60%	Shares	Fair Value
HEALTH CARE - 99.60%
Biotechnology - 24.35%
Amgen, Inc. (b)	26,200	$4,902,282
Biogen, Inc. (a)	10,850	3,621,513
Celgene Corporation (a)	29,500	2,609,570
Gilead Sciences, Inc.	32,700	2,289,327
		13,422,692
Health Care Equipment & Supplies - 5.01%
Medtronic plc	19,096	1,687,896
Stryker Corporation	6,060	1,076,074
		2,763,970
Health Care Providers & Services - 31.50%
Cardinal Health, Inc. (b)	58,800	2,938,236
Cigna Corporation	17,028	3,402,445
CVS Health Corp.	28,480	1,866,864
DaVita, Inc. (a)	25,450	1,428,508
McKesson Corporation	24,550	3,148,537
Owens & Minor, Inc. (b)	87,080	659,196
Quest Diagnostics, Inc. (b)	20,800	1,816,880
UnitedHealth Group, Inc.	7,800	2,107,560
		17,368,226
Life Sciences Tools & Services - 9.69%
Charles River Laboratories International, Inc. (a)	18,600	2,291,334
Waters Corporation (a) (b)	13,200	3,052,104
		5,343,438
Pharmaceuticals - 29.05%
Allergan plc	6,200	892,676
Endo International PLC (a)	127,000	1,238,250
GlaxoSmithKline plc - ADR (b)	73,300	2,873,360
Johnson & Johnson	15,700	2,089,356
Mylan N.V. (a)	48,000	1,437,600
Novartis AG - ADR (b)	14,600	1,277,792
Novo Nordisk A/S - ADR	18,000	846,360
Pfizer, Inc.	62,700	2,661,615
Sanofi - ADR	29,692	1,290,117
Teva Pharmaceutical Industries Ltd. - ADR	70,800	1,405,380
		16,012,506

TOTAL COMMON STOCKS (Cost $46,710,135)		54,910,832

SHORT-TERM INVESTMENTS – 27.94%	Shares or Principal ($)	Fair Value
REPURCHASE AGREEMENTS - 0.41%
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 2.30%, dated 1/31/19 and maturing 2/1/19, collateralized by U.S. Treasury Securities with rates ranging from 1.88% to 3.75% and maturity dates ranging from 11/30/20 to 11/15/43 with a par value of $219,804 and a collateral value of $231,079.	226,548	226,548

COLLATERAL FOR SECURITIES LOANED – 27.53%
Mount Vernon Liquid Assets Portfolio, LLC, 2.64%(c)	15,176,103	15,176,103

TOTAL SHORT-TERM INVESTMENTS (Cost $15,402,651)		15,402,651

TOTAL INVESTMENTS- 127.54% (Cost $62,112,786)		70,313,483

Liabilities in Excess of Other Assets - (27.54)%		(15,182,199)

NET ASSETS - 100.00%		$55,131,284

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,022,844.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the quarterly schedule of investments.

Notes to Quarterly Schedule of Investments

As of January 31, 2019 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and each individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates fair value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies and unregistered private liquidity funds operating to similar limitations as money market mutual funds are both valued at the applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Board has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, ltd. (“Oak” or the “Adviser”), subject to oversight of the Board. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily or up to one-third of a Fund’s total asset value. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Portfolio Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Funds’ securities lending agreements and related cash and non-cash collateral received as of January 31, 2019:

	Market Value of	Cash Collateral
	Securities on Loan	Received
White Oak Select Growth Fund	$39,135,239	$39,899,682
Pin Oak Equity Fund	56,666,495	58,927,007
Rock Oak Core Growth Fund	4,823,672	4,873,466
River Oak Discovery Fund	2,908,651	3,026,190
Red Oak Technology Select Fund	116,941,539	118,504,383
Black Oak Emerging Technology Fund	11,443,675	11,600,544
Live Oak Health Sciences Fund	15,022,844	15,176,103

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis):

At January 31, 2019, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$281,146,090	$115,059,895	$(11,469,345)	$103,590,550
Pin Oak Equity Fund	252,422,334	57,759,835	(3,449,302)	54,310,533
Rock Oak Core Growth Fund	20,421,870	3,091,030	(537,592)	2,553,438
River Oak Discovery Fund	12,576,735	2,640,378	(360,086)	2,280,292
Red Oak Technology Select Fund	518,204,104	184,442,983	(15,781,445)	168,661,538
Black Oak Emerging Technology Fund	38,276,781	11,827,617	(508,165)	11,319,452
Live Oak Health Sciences Fund	62,457,641	13,800,220	(5,944,378)	7,855,842

As of January 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and return of capital adjustments and partnership basis adjustments.

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$329,846,082	$-	$-	$329,846,082
Short Term Investments
Repurchase Agreements	-	14,990,876	-	14,990,876
Collateral for Securities Loaned*	-	-	-	39,899,682
Total	$329,846,082	$14,990,876	$-	$384,736,640

PIN OAK EQUITY FUND
Common Stocks	$246,591,066	$-	$-	$246,591,066
Short Term Investments
Repurchase Agreements	-	1,214,794	-	1,214,794
Collateral for Securities Loaned*	-	-	-	58,927,007
Total	$246,591,066	$1,214,794	$-	$306,732,867

ROCK OAK CORE GROWTH FUND
Common Stocks	$16,378,545	$-	$-	$16,378,545
Short Term Investments
Repurchase Agreements	-	1,723,297	-	1,723,297
Collateral for Securities Loaned*	-	-	-	4,873,466
Total	$16,378,545	$1,723,297	$-	$22,975,308

RIVER OAK DISCOVERY FUND
Common Stocks	$10,603,914	$-	$-	$10,603,914
Short Term Investments
Repurchase Agreements	-	1,226,923	-	1,226,923
Collateral for Securities Loaned*	-	-	-	3,026,190
Total	$10,603,914	$1,226,923	$-	$14,857,027

RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$553,965,756	$-	$-	$553,965,756
Short Term Investments
Repurchase Agreements	-	14,395,503	-	14,395,503
Collateral for Securities Loaned*	-	-	-	118,504,383
Total	$553,965,756	$14,395,503	$-	$686,865,642

BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$34,255,136	$-	$-	$34,255,136
Short Term Investments
Repurchase Agreements		3,740,553	-	3,740,553
Collateral for Securities Loaned*	-	-	-	11,600,544
Total	$34,255,136	$3,740,553	$-	$49,596,233

LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$54,910,832	$-	$-	$54,910,832
Short Term Investments
Repurchase Agreements	-	226,548	-	226,548
Collateral for Securities Loaned*	-	-	-	15,176,103
Total	$54,910,832	$226,548	$-	$70,313,483

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Oak Associates Funds

By	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	3/21/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	3/21/19

By	/s/ Bryan Ashmus
Bryan Ashmus, Treasurer and Principal Financial Officer

Date	3/21/19